Trade and Other Receivables (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 TZS (Tsh)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 TZS (Tsh)	Sep. 12, 2022 USD ($)
Trade and Other Receivables [Line Items]
VAT receivables	$ 513,334	$ 2,827,070
Current value added tax receivables	4,617,911
VAT refunds	2,543,783		Tsh 6,375,406,063
Net debt				$ 1,939,879	Tsh 4,861,636,353
Insurance amount	1,670,234	24,435
Insurance amount	835,117
Non-refundable deposit paid	51,596,838	72,309,059
Current prepaid expenses	842,989	843,342
Prepayments	1,768,923	$ 560,946
Tanzanian [Member]
Trade and Other Receivables [Line Items]
VAT receivables				$ 4,617,911
Lifezone Limited [Member]
Trade and Other Receivables [Line Items]
VAT receivables	5,131,245
Non-refundable deposit paid						$ 400,000
Prepayments	$ 534,704